Convertible Notes and Note Payable (Details Narrative) (USD $)	9 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Two promissory notes Interest	6.00%
Two promissory notes Amount	$ 150,000
Short Term Interest Bearing Unsecured Notes Interest	12.00%
Short Term Interest Bearing Unsecured Notes	332,332
Short Term Interest Bearing Unsecured Notes Interest Accrued	228,480
Note Non-interest Bearing Unsecured and Due on Demand Amount	163,331
Total Amount Owing Unrelated Party	$ 754,543